Borrowings (Tables)	9 Months Ended
Sep. 30, 2026
Borrowings.
Schedule of borrowings

	September 30,	December 31,
	2026	2025
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	2,191	1,973

Total	5,090	4,872
Current portion	5,090	4,872
Total non-current borrowings	—	—